Fair Value (Schedule of Gains (Losses) Related to Instruments for Which Fair Value Option Was Elected) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Gains (Losses) on financial assets for which fair value option was elected	¥ (763,862)		¥ (50,839)
Gains (Losses) on financial liabilities for which fair value option was elected	(114,982)		56,812
Interest-earning Deposits In Other Banks [Member]
Gains (Losses) on financial assets for which fair value option was elected	243		(1,277)
Interest-earning Deposits In Other Banks [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	243		(1,277)
Interest-earning Deposits In Other Banks [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected
Receivables Under Resale Agreements [Member]
Gains (Losses) on financial assets for which fair value option was elected	4,736	[1]	(5,240)	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	4,736	[1]	(5,240)	[1]
Receivables Under Resale Agreements [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected		[1]		[1]
Trading Account Securities [Member]
Gains (Losses) on financial assets for which fair value option was elected	(768,841)		(44,322)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	68,618		327,338
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	(837,459)		(371,660)
Other Short-Term Borrowings [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(454)	[1]	530	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(454)	[1]	530	[1]
Other Short-Term Borrowings [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected		[1]		[1]
Long-Term Debt [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(114,528)	[1]	56,282	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(114,528)	[1]	56,282	[1]
Long-Term Debt [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected		[1]		[1]
Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	73,597		320,821
Gains (Losses) on financial liabilities for which fair value option was elected	(114,982)		56,812
Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	(837,459)		(371,660)
Gains (Losses) on financial liabilities for which fair value option was elected

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.